Other Non-Operating Income (Expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Non-Operating Income (Expense)
Foreign exchange (gain) loss	$ 1,485	$ (780)	$ 276
Interest (expense) income	(8,147)	328	(191)
Gain on Kuya option exercise			973
Realized gain (loss) on marketable securities	90	(220)	(103)
Other non-operating (expense) income	100	11
loss on conversion of Glencore loan			(1,566)
Loss on financial derivative revaluation on Glencore loan			(12)
Reversal of impairment		1,338
Flow through share premium			321
Other			144
Other non-operating income (expense)	$ 6,472	$ 677	$ (158)